Supplementary Financial Information (Summary of Investments And Other Property) (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans	$ 120	$ 133	$ 124
Non-utility property – land	12	20	16
Other	2	2	2
Total investments and other property	$ 134	$ 155	$ 142